UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Greenwich, CT             February 14, 2012
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       67

Form 13F Information Table Value Total: $4,415,476
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                   VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP    (X1000)    PRN AMT   PRN CALL  DISCRETION   MNGRS     SOLE     SHARED  NONE
ACADIA HEALTHCARE COMPANY IN        COM       00404A109      577      57,854  SH          Sole        None       57,854
ADVOCAT INC                         COM       007586100    2,464     443,952  SH          Sole        None      443,952
AGRIUM INC                          COM       008916108   87,191   1,299,221  SH          Sole        None    1,299,221
ALLOS THERAPEUTICS INC              COM       019777101      923     650,000  SH          Sole        None      650,000
AOL INC                             COM       00184X105   62,835   4,161,256  SH          Sole        None    4,161,256
AON CORP                            COM       037389103   41,882     894,905  SH          Sole        None      894,905
APACHE CORP                         COM       037411105   64,034     706,932  SH          Sole        None      706,932
APOLLO GROUP INC                    CL A      037604105   72,239   1,340,992  SH          Sole        None    1,340,992
ARQULE INC                          COM       04269E107      974     172,766  SH          Sole        None      172,766
BAKER HUGHES INC                    COM       057224107   33,799     694,875  SH          Sole        None      694,875
BIOMARIN PHARMACEUTICAL INC         COM       09061G101  141,204   4,107,152  SH          Sole        None    4,107,152
BOSTON SCIENTIFIC CORP              COM       101137107    2,989     559,700  SH          Sole        None      559,700
BP PLC                         SPONSORED ADR  055622104  107,102   2,505,903  SH          Sole        None    2,505,903
BROOKDALE SR LIVING INC             COM       112463104    3,478     200,000  SH          Sole        None      200,000
BUNGE LIMITED                       COM       G16962105   94,051   1,644,241  SH          Sole        None    1,644,241
CAPITAL SR LIVING CORP              COM       140475104    1,715     216,007  SH          Sole        None      216,007
CELGENE CORP                        COM       151020104    4,293      63,500  SH          Sole        None       63,500
CENOVUS ENERGY INC                  COM       15135U109   34,359   1,034,935  SH          Sole        None    1,034,935
CISCO SYS INC                       COM       17275R102  152,080   8,411,503  SH          Sole        None    8,411,503
COMCAST CORP NEW                    CL A      20030N101   57,278   2,415,767  SH          Sole        None    2,415,767
COVIDIEN PLC                        SHS       G2554F113  203,424   4,519,518  SH          Sole        None    4,519,518
ENCANA CORP                         COM       292505104   87,927   4,745,121  SH          Sole        None    4,745,121
EOG RES INC                         COM       26875P101   90,601     919,714  SH          Sole        None      919,714
EVEREST RE GROUP LTD                COM       G3223R108  117,976   1,402,969  SH          Sole        None    1,402,969
EXELIXIS INC                        COM       30161Q104    1,231     260,000  SH          Sole        None      260,000
EXELON CORP                         COM       30161N101   83,094   1,915,938  SH          Sole        None    1,915,938
FLUOR CORP NEW                      COM       343412102   29,558     588,213  SH          Sole        None      588,213
FOSTER WHEELER AG                   COM       H27178104  131,794   6,885,805  SH          Sole        None    6,885,805
GENERAL ELECTRIC CO                 COM       369604103  132,274   7,385,483  SH          Sole        None    7,385,483
GILEAD SCIENCES INC                 COM       375558103   57,868   1,413,836  SH          Sole        None    1,413,836
GRIFOLS S A                    SPONSORED ADR  398438309      935     169,136  SH          Sole        None      169,136
HEALTHSOUTH CORP                  COM NEW     421924309   50,061   2,833,106  SH          Sole        None    2,833,106
HOSPIRA INC                         COM       441060100    1,222      40,250  SH          Sole        None       40,250
HUMAN GENOME SCIENCES INC           COM       444903108    1,301     176,000  SH          Sole        None      176,000
LILLY ELI & CO                      COM       532457108   73,223   1,761,852  SH          Sole        None    1,761,852
LORILLARD INC                       COM       544147101   99,603     873,707  SH          Sole        None      873,707
MARATHON OIL CORP                   COM       565849106   39,143   1,337,316  SH          Sole        None    1,337,316
MARATHON PETE CORP                  COM       56585A102   22,202     666,929  SH          Sole        None      666,929
MARVELL TECHNOLOGY GROUP LTD        ORD       G5876H105   54,766   3,954,220  SH          Sole        None    3,954,220
MERCK & CO INC NEW                  COM       58933Y105  182,733   4,847,018  SH          Sole        None    4,847,018
MOLSON COORS BREWING CO             CL B      60871R209   67,335   1,546,511  SH          Sole        None    1,546,511
NEWMONT MINING CORP                 COM       651639106   28,888     481,389  SH          Sole        None      481,389
NOBLE CORPORATION BAAR           NAMEN -AKT   H5833N103  193,521   6,403,750  SH          Sole        None    6,403,750
NOBLE ENERGY INC                    COM       655044105   89,544     948,664  SH          Sole        None      948,664
ONYX PHARMACEUTICALS INC            COM       683399109    6,153     140,000  SH          Sole        None      140,000
ORACLE CORP                         COM       68389X105   65,578   2,556,656  SH          Sole        None    2,556,656
PEPSICO INC                         COM       713448108   48,406     729,560  SH          Sole        None      729,560
PHILIP MORRIS INTL INC              COM       718172109  137,388   1,750,617  SH          Sole        None    1,750,617
PRINCIPAL FINL GROUP INC            COM       74251V102   75,751   3,079,304  SH          Sole        None    3,079,304
PRUDENTIAL FINL INC                 COM       744320102  127,385   2,541,609  SH          Sole        None    2,541,609
PUBLIC SVC ENTERPRISE GROUP         COM       744573106  182,244   5,520,885  SH          Sole        None    5,520,885
RITE AID CORP                       COM       767754104    1,597   1,267,500  SH          Sole        None    1,267,500
SCHLUMBERGER LTD                    COM       806857108    9,722     142,315  SH          Sole        None      142,315
SEATTLE GENETICS INC                COM       812578102    2,006     120,000  SH          Sole        None      120,000
STATE STR CORP                      COM       857477103   91,790   2,277,109  SH          Sole        None    2,277,109
THERMO FISHER SCIENTIFIC INC        COM       883556102    2,698      60,000  SH          Sole        None       60,000
TIME WARNER INC                   COM NEW     887317303   66,619   1,843,371  SH          Sole        None    1,843,371
TORCHMARK CORP                      COM       891027104   83,631   1,927,435  SH          Sole        None    1,927,435
UBS AG                            SHS NEW     H89231338   23,623   1,996,835  SH          Sole        None    1,996,835
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209  158,985   5,671,947  SH          Sole        None    5,671,947
WAL MART STORES INC                 COM       931142103  202,891   3,395,105  SH          Sole        None    3,395,105
WASHINGTON POST CO                  CL B      939640108   62,869     166,845  SH          Sole        None      166,845
WILLIS GROUP HOLDINGS PUBLIC        SHS       G96666105  178,377   4,597,339  SH          Sole        None    4,597,339
WRIGHT MED GROUP INC                COM       98235T107      672      40,720  SH          Sole        None       40,720
XENOPORT INC                        COM       98411C100      876     230,000  SH          Sole        None      230,000
YAMANA GOLD INC                     COM       98462Y100   78,867   5,368,729  SH          Sole        None    5,368,729
ZIMMER HLDGS INC                    COM       98956P102    1,656      30,998  SH          Sole        None       30,998




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